Commitments - Summary of Total Office Lease Commitments (Detail) - Office lease [member]	Dec. 31, 2018 CAD ($)
2019 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Office lease commitments	$ 1,033,557
2020 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Office lease commitments	955,935
2021 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Office lease commitments	756,469
2022 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Office lease commitments	772,552
2023 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Office lease commitments	697,626
2024 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Office lease commitments	659,397
2025 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Office lease commitments	$ 659,397